MINERAL RIGHTS - Aurora Uranium Project (Details)							3 Months Ended		12 Months Ended
	Feb. 24, 2026 USD ($) $ / shares shares	Nov. 26, 2025	Nov. 18, 2025 USD ($)	May 18, 2025 USD ($)	Dec. 18, 2024 USD ($)	Nov. 18, 2024 USD ($) item D lb	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)
MINERAL RIGHTS
Cash paid as consideration							$ 18,155	$ 300,000	$ 1,193,415	$ 70,000
Oregon Energy LLC
MINERAL RIGHTS
Percentage of interest acquired						100.00%
Number of common shares issued for acquisition of Oregon Energy | shares	1,710,991
Mineral rights	$ 12,755,725
Oregon Energy LLC
MINERAL RIGHTS
Ownership percentage acquired						100.00%
Aurora Uranium Project
MINERAL RIGHTS
Percentage of interests acquired						100.00%
Cash paid as consideration					$ 300,000
Value of common shares issued						$ 16,000,000
Minimum amount raised in connection with Listing Event						$ 6,800,000
NSR Royalty, percentage						1.00%
Consideration for half repurchase of NSR						$ 1,000,000
Consideration for full repurchase of NSR						$ 2,000,000
Number of extensions | item						2
Extension term				6 months		6 months
Number of days deadline for the grant of net smelter return (NSR)	10 days
Payments for extension				$ 300,000
Adjusted value of shares	$ 17,109,910
Percentage increase in the spot price						50.00%
Increase in value of common shares issued						$ 5,000,000
Trading days						30 days
Threshold consecutive trading days prior to announcement of mineral resource update | D						30
Threshold consecutive trading days prior to announcement of pre-feasibility study | D						30
Deemed transaction price per share | $ / shares	$ 10
Aurora Uranium Project | Maximum
MINERAL RIGHTS
Expenditure incurred			$ 500,000
Aurora Uranium Project | First Six-Month Extension
MINERAL RIGHTS
Extension term				6 months		6 months
Payments for extension						$ 300,000
Expenditure incurred						$ 250,000
Aurora Uranium Project | Second Six-Month Extension
MINERAL RIGHTS
Extension term		225 days	6 months			6 months
Payments for extension			$ 400,000			$ 400,000
Expenditure incurred						250,000
Aurora Uranium Project | Mineral Resource of At Least 40 Million Pounds
MINERAL RIGHTS
Value of common shares issued	$ 4,000,000					$ 20,000,000
Minimum volume of mineral resource | lb						40,000,000
Increase in value of common shares issued						$ 4,000,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound
MINERAL RIGHTS
Additional volume of mineral resource | lb						1,000,000
Increase in value of common shares issued						$ 200,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound | Maximum
MINERAL RIGHTS
Value of common shares issued	$ 5,000,000					21,000,000
Increase in value of common shares issued						$ 1,000,000
Aurora Uranium Project | Oregon Energy LLC
MINERAL RIGHTS
Number of common shares issued for acquisition of Oregon Energy | shares	1,710,991
Mineral rights	$ 12,755,725
Eagle Energy
MINERAL RIGHTS
Reimbursement for expenses	$ 219,545
Eagle Energy | Aurora Uranium Project | Maximum
MINERAL RIGHTS
Expenditure incurred			$ 500,000
Eagle Energy | Aurora Uranium Project | First Six-Month Extension
MINERAL RIGHTS
Extension term				6 months
Payments for extension				$ 300,000
Eagle Energy | Aurora Uranium Project | Second Six-Month Extension
MINERAL RIGHTS
Extension term			6 months
Payments for extension			$ 400,000